Other Operating Income (expenses) - (Tables)	12 Months Ended
Dec. 31, 2021
Other Operating Income (expenses)
Schedule of other operating income (expenses)

	Year ended
	December 31,
(in thousands of euros)	2019	2020	2021
Corrective claims - CIR	—	2,863	—
Proceeds - Disposals of fixed assets	—	—	9
Accrued income from Abbott — payroll taxes	68	—	—
Reversal of restructuring expenses	—	43	—
Reversal of provisions - CIR 2013-2015	—	—	1,497
Reversal of provisions - CIR 2017	—	—	880
Reversal of impairment on the carry back receivable	—	—	333
Total other operating income	68	2,905	2,720
Provision for risk on payroll taxes	(123)	(90)	(51)
Accrued expenses to be paid to the tax authorities - CIR 2013 to 2015	—	—	(1,584)
Restructuring expenses	(1,096)	—	—
Impairment of tax loss carry back	—	(333)	—
Waiver of CIR 2017 claim	—	—	(640)
CIR provision	—	(1,804)	(137)
IPO costs and follow‑on offering	(323)	(2,881)	(952)
Total other operating expenses	(1,541)	(5,108)	(3,364)
Other operating income (expenses)	(1,475)	(2,202)	(644)